Share-Based Payments (Details) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 16, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Restricted shares granted	132,190	180,000	134,500
Earnout shares				97,593		57,039
Share-based payment expense (in Dollars)				$ 779